UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from May 1, 2015 to May 31, 2015

Commission File Number of issuing entity: 333-174975-05

Central Index Key Number of issuing entity: 0001559163

CarMax Auto Owner Trust 2012-3

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-174975

Central Index Key Number of depositor: 0001259380

CarMax Auto Funding LLC

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001601902

CarMax Business Services, LLC

(Exact name of sponsor as specified in its charter)

Andrew J. McMonigle, Treasurer, (804) 935-4512

(Name and telephone number, including area code, of the person to contact in connection with this filing)

Delaware

(State or other jurisdiction of incorporation or organization of the issuing entity)

46-6133158

(I.R.S. Employer Identification No.)

c/o CarMax Auto Funding LLC

12800 Tuckahoe Creek Parkway, Suite 400, Richmond, Virginia 23238

(Address of principal executive offices of issuing entity) (Zip Code)

(804) 935-4512

(Telephone number, including area code)

Not Applicable

(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))

Class A-1 Asset Backed Notes	[ ]	[ ]	[X]	[ ]
Class A-2 Asset Backed Notes	[ ]	[ ]	[X]	[ ]
Class A-3 Asset Backed Notes	[ ]	[ ]	[X]	[ ]
Class A-4 Asset Backed Notes	[ ]	[ ]	[X]	[ ]
Class B Asset Backed Notes	[ ]	[ ]	[X]	[ ]
Class C Asset Backed Notes	[ ]	[ ]	[X]	[ ]
Class D Asset Backed Notes	[ ]	[ ]	[X]	[ ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.   Yes [X]   No [  ]

PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

Distribution and pool performance information with respect to the receivables that comprise the assets of CarMax Auto Owner Trust 2012-3 is set forth in the monthly servicer’s certificate attached as Exhibit 99.1.

ITEM 1121(c) OF REGULATION AB. REPURCHASES AND REPLACEMENTS

No activity to report for the Collection Period as required by Item 1121(c) of Regulation AB.

Date of Most Recent Form ABS-15G: February 4, 2015.

Central Index Key (CIK) of Securitizer: 0001259380.

PART II – OTHER INFORMATION

Item 10. Exhibits.

Exhibit 99.1	Monthly Servicer’s Certificate for the collection period commencing May 1, 2015 and ending May 31, 2015

Signatures

Pursuant to the requirements of the Securities and Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

CARMAX AUTO OWNER TRUST 2012-3
(Issuing Entity)

	By:	CARMAX BUSINESS SERVICES, LLC,
as Servicer

Date: June 15, 2015	By:	/s/ Andrew J. McMonigle
Andrew J. McMonigle
Treasurer

Exhibit Index

Exhibit	Description

Exhibit 99.1	Monthly Servicer’s Certificate for the collection period commencing May 1, 2015 and ending May 31, 2015

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